SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Accounting Changes and Error Corrections
Cash and cash equivalents	$ 158.8	$ 207.2	$ 351.1	$ 235.4
Other current assets	139.8	155.9
Non-current deferred income taxes	372.2	312.9
Other assets	406.2	458.4
Total assets	4,133.7	4,356.9
Current deferred and payable income taxes	45.1	60.1
Total current liabilities	1,459.1	1,593.0
Long-term debt and capital leases	963.6	940.1
Long-term retirement benefits and other liabilities	637.4	648.3
Retained earnings	2,277.6	2,116.5
Accumulated other comprehensive loss	(683.0)	(545.5)	(288.4)
Total shareholders' equity	965.7	1,047.7	$ 1,468.1	$ 1,536.6
Total liabilities and shareholders' equity	$ 4,133.7	4,356.9
Debt Issuance Cost Reclassification
Accounting Changes and Error Corrections
Other assets		(5.2)
Total assets		(5.2)
Long-term debt and capital leases		(5.2)
Total liabilities and shareholders' equity		(5.2)
As Previously Reported
Accounting Changes and Error Corrections
Cash and cash equivalents		227.0
Other current assets		136.1
Non-current deferred income taxes		311.0
Other assets		463.6
Total assets		4,360.2
Current deferred and payable income taxes		64.9
Total current liabilities		1,597.8
Long-term debt and capital leases		945.3
Long-term retirement benefits and other liabilities		622.8
Retained earnings		2,137.1
Accumulated other comprehensive loss		(547.3)
Total shareholders' equity		1,066.5
Total liabilities and shareholders' equity		4,360.2
Adjustments
Accounting Changes and Error Corrections
Cash and cash equivalents		(19.8)
Other current assets		19.8
Non-current deferred income taxes		1.9
Total assets		1.9
Current deferred and payable income taxes		(4.8)
Total current liabilities		(4.8)
Long-term retirement benefits and other liabilities		25.5
Retained earnings		(20.6)
Accumulated other comprehensive loss		1.8
Total shareholders' equity		(18.8)
Total liabilities and shareholders' equity		$ 1.9